UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [_]; Amendment Number: _________

     This Amendment (Check only one.):     [_] is a restatement.
                                           [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Emigrant Bancorp, Inc.
Address:   5 East 42nd Street, New York, New York 10017

Form 13F File Number: 28-11281

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John R. Hart
Title:   Vice Chairman and Treasurer
Phone:   212-850-4831

Signature, Place, and Date of Signing:

/s/ John R. Hart             New York, New York             February 17, 2009
----------------             -------------------            ------------------
     [Signature]                   [City,                          State]
[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



                             FORM 13F SUMMARY PAGE

Report Summary:

     Number of Other Included Managers           4

     Form 13F Information Table Entry Total:     7

     Form 13F Information Table Value Total: $66,346.29
                                             ----------
                                             (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.     Form 13F File Number    Name
     ---     ---------------------   ----

     1       28-11238                New York Private Bank & Trust Corporation

     2       28-11216                Emigrant Bank

     3       28-11294                Emigrant Agency, Inc.

     4       28-13079                Emigrant Portfolio Management Company, LLC




                           FORM 13F INFORMATION TABLE

            Column 1          Column 2   Column 3    Column 4          Column 5       Column 6    Column 7         Column 8
                                                                                                                VOTING AUTHORITY
                             TITLE OF                 VALUE      SHRS OR   SH/ PUT/  INVESTMENT   OTHER
         NAME OF ISSUER        CLASS     CUSIP       (X$1000)    PRN AMT   PRN CALL  DISCRETION   MANAGERS   SOLE   SHARED   NONE
         --------------        -----     -----       --------    -------   --------  ----------   --------   ----   ------   ----
Brookdale Senior Living Inc.  Common   112463104  $ 2,678.40    480,000    SH          DEFINED       1,2      X
Fortress Investment Group
  - Class A                   Common   34958B106  $1,190,400   1,190.40    SH          DEFINED       1,2      X
Ivivi Technologies Inc        Common   46589F108  $     6.49     23,179    SH          DEFINED       1,2      X
Merrill Lynch & Co Inc        Common   590188108  $11,640.00  1,000,000    SH          DEFINED     1,2,3,4    X
Molecular Insight
Pharmaceuticals, Inc.         Common   60852M104  $ 1,720.00    400,000    SH          DEFINED       1,2      X
New York Times Inc            Common   650111107  $29,989.96  4,091,400    SH          DEFINED     1,2,3,4    X
New York Times Inc            Common   650111107  $19,121.04  2,608,600    SH          DEFINED       1,2      X